Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net revenues
Total net revenues	$ 417,714	$ 225,710
Cost of revenues
Total cost of revenues	(465,281)	(217,699)
Gross (loss) profit	(47,567)	8,011
Operating expenses
Selling expenses	(5,136)	(3,015)
General and administrative expenses	(58,906)	(35,240)
Research and development expenses	(56,250)	(79,572)
Change in fair value of digital assets held for operations	(28,628)	19,398
Other operating expenses, net	(11,806)	(3,409)
Total operating expenses	(160,726)	(101,838)
Loss from operations	(208,293)	(93,827)
Interest income	2,220	4,187
Interest expense	(62,810)	(19,063)
Change in fair value of digital assets receivables	(16,307)
Change in fair value of digital assets loan	23,809
Change in fair value of derivative instruments	12,988	165,352
Foreign exchange (losses) gains	(2,367)	3,449
Other losses, net	(12,649)	(18,776)
(Loss) Income before income taxes	(263,409)	41,322
Income tax benefits	15,121	3,523
Share of losses from equity method investments	(3,517)	(2,467)
Net (loss) income	$ (251,805)	$ 42,378
Net (loss) income per share
Basic	$ (1.05)	$ 0.22
Diluted	$ (1.05)	$ (0.57)
Weighted average number of shares outstanding
Basic	239,886	192,095
Diluted	239,886	204,683
Other comprehensive (loss) income for the period
- Foreign currency translation adjustments	$ (48)	$ 149
Other comprehensive (loss) income for the period, net of tax	(48)	149
Total comprehensive (loss) income for the period	(251,853)	42,527
Service Revenues
Net revenues
Total net revenues	412,040	152,013
Cost of revenues
Cost of service revenues	(460,164)	(153,664)
Product Revenues
Net revenues
Total net revenues	5,674	73,697
Cost of revenues
Cost of product revenues	$ (5,117)	$ (64,035)